Summary of significant accounting and reporting policies - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
		Feb. 18, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Proceeds from convertible debt, net of transaction cost			$ 7,967	$ 4,388	[1]	$ 0	[1],[2]
Proceeds from issuance venture debt				13,600
Proceeds from issue of warrants to a strategic partner, net of transaction costs paid		$ 8,360	8,269	0	[1]	0	[1],[2]
Net losses			36,697	36,224	[3]	26,160	[3],[4]
Accumulated deficit			308,733	272,036	[5]	235,712	[5],[6]
Weighted-average incremental borrowing rate								14.20%
Depreciation, right-of-use assets			1,354
Interest expense on lease liabilities			622	0		0
Public equity offering proceeds, net of transaction costs paid			0	$ 20,841	[1]	14,898	[1],[2]
Period of the maintenance				1 year
Revenue from development contracts where no related incremental costs were identified			1,724	$ 389		1,321
Equity			29,561	5,019	[5]	(4,148)	[5],[6]			$ (8,860)
Trade receivables			(9,977)	(15,884)		(20,926)
Contract liabilities			988	740		497					$ 1,940
Cash flows from (used in) operating activities			(5,093)	22,838	[1]	28,626	[1],[2]
Cash flows from (used in) investing activities			$ 9,101	$ 8,766	[1]	6,477	[1],[2]
Licenses
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses				5 years
Bottom of range | Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses				3 years
Top of range | Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses				5 years
Previously stated
Disclosure of detailed information about intangible assets [line items]
Equity				$ 5,019		(4,148)
Effect of adoption of new accounting standard - IFRS 15
Disclosure of detailed information about intangible assets [line items]
Equity	[7]					100
Contract assets						3,100
Trade receivables						$ 3,100				$ 1,600
Restatement Adjustment | Effect of adoption of new accounting standard - IFRS 15
Disclosure of detailed information about intangible assets [line items]
Accumulated deficit									$ 100
Contract assets									$ (100)

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2018, the Company adopted IFRS 15 "Revenue from Contracts with Customers" using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
[3]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[4]	(1) In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
[5]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[6]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
[7]	In 2018, the Company adopted IFRS 15 "Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.; rather, the impact is reflected as an adjustment to the opening equity at the date of adoption.